Note 41 - Provisions or reversal provisions	6 Months Ended
Jun. 30, 2019
Provisions or reversal of provisions Abstract
Provisions or Reversal Provisions

41. Provisions or (reversal) of provisions

In the six months ended June 30, 2019 and 2018 the net provisions recognized in this income statement line item were as follows:

Provisions or (reversal) of provisions (Millions of Euros)
	Notes	June 2019	June 2018
Pensions and other post employment defined benefit obligations	24	127	57
Commitments and guarantees given		7	(102)
Pending legal issues and tax litigation		75	124
Other Provisions		51	105
Total		261	184